Risk - Summary of Sensitivity Analysis for the Cash and Cash Equivalents With Subject to Foreign Exchange Rate (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Risk
Finance income (costs)	R$ (98,808)	R$ (162,177)	R$ (7,858)
Base scenario
Risk
Exchange rate	4.0301
Scenario 1
Risk
Exchange rate	4.4331
Finance income (costs)	R$ 2,497
Scenario 2
Risk
Exchange rate	3.6271
Finance income (costs)	R$ (2,497)